Leases (Tables)	12 Months Ended
Sep. 30, 2017
Leases [Abstract]
Schedule Of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

(in millions)	Amount
2018	$24.2
2019	20.9
2020	14.7
2021	10.3
2022	6.9
Thereafter	25.5
Total minimum lease payments	$102.5